Ordinary Shares and Treasury Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares and Treasury Shares
Ordinary Shares and Treasury Shares

15.       Ordinary Shares and Treasury Shares

As of December 31, 2012, the Company was authorized to issue 100,000,000 ordinary shares, at par value of US$0.001 per share, and 47,489,394 and 48,130,944 ordinary shares were issued as of December 31, 2011 and 2012, respectively.

As of December 31, 2012, 421,358 ordinary shares were issued to a depository and the Company allowed the depository to issue ADS upon the exercise of options granted pursuant to the 2007 Share Incentive Plan (the “Plan”). These ordinary shares were included in issued and outstanding shares on the Group’s balance sheet and statement of changes in shareholders’ (deficit)/equity  as of and for the year ended December 31, 2012 although these shares and the related ADS were not issued to any option holders.

In December 2011, the Board of Directors of the Company authorized a share repurchase plan, pursuant to which the Company was authorized to repurchase its own issued and outstanding ADSs up to an aggregate value of US$10,000 from the open market from time to time within one year. In December 2012, the Board of Directors approved another US$10,000 share repurchase plan to authorize the Company to repurchase its own issued and outstanding ADSs from the open market from time to time within one year. The share repurchase plans do not require the Company to acquire a specific number of shares.

During the year ended December 31, 2012, the Company repurchased approximately 2,004,526 ADSs for total consideration of approximately US$10,076 from the open market. The ordinary shares representing the repurchased ADS are recorded as treasury shares at purchase cost at the time of repurchase. In 2012, 258,450 ordinary shares were cancelled. The Company recognized the difference between the repurchase costs and the par value in additional paid-in capital. The remaining 2,748,339 ordinary shares which were repurchased but not cancelled were recorded as treasury shares at purchase cost at the time of repurchase.